Senior Secured Convertible Notes Payable (in default) (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2019	Aug. 31, 2019
Gross Principal
Beginning Balance at August 31, 2019, Gross Principal	$ 6,808,000
Amortization of Interest Expense, Gross Principle
Ending Balance at November 30, 2019, Gross Principal	6,808,000
Less Current Gross Principal Amount	(5,141,000)	(6,808,000)
Ending Balance Long Term Gross Principal balance at November 30, 2019	1,667,000
Deferred Financing Costs
Beginning Balance at August 31, 2019, Deferred Financing Costs	(344,000)
Amortization of Interest Expense, Deferred Financing Costs	80,000	758,000
Ending Balance at November 30, 2019, Deferred Financing Costs	(264,000)
Less Current Amount, Deferred Financing Costs	174,000	344,000
Ending Long-term Balance at November 30, 2019, Deferred Financing Costs	(90,000)
Note Discount
Beginning Balance at August 31, 2019, Note Discount	(3,113,000)
Amortization of Interest Expense, Note discount	773,000
Ending Balance at November 30, 2019, Note Discount	(2,340,000)	(3,113,000)
Less Current Amount, Note Discount	1,541,000	3,113,000
Long-term Balance at November 30, 2019, Note Discount	(799,000)
Net
Beginning Balance at August 31, 2019, Net	3,351,000
Amortization of Interest Expense, Net	853,000	5,607,000
Ending Balance at November 30, 2019, Net	4,204,000
Less Curent Amount, Net	(3,426,000)	$ (3,351,000)
Ending Long Term Balance at November 30, 2019, net	$ 778,000